Stock Split - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Mar. 25, 2015	Mar. 31, 2015	Dec. 31, 2015
Equity [Abstract]
Stock split description			On March 25, 2015, the Company completed a two-for-one stock split, which was implemented by way of a stock dividend, whereby shareholders received an additional Common Share for each Common Share held. All equity-based compensation plans or arrangements were adjusted to reflect the issuance of additional Common Shares.
Stock split conversion ratio	2	1